Employee benefit plans - Amounts in Accumulated Other Comprehensive Income, Pre-Tax, That Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Employee benefit plans
Net actuarial loss	¥ 41,594
Net prior service cost	(9,385)
Total	¥ 32,209